Acquisition of Business (Details) - Schedule of unaudited pro forma condensed financial information - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021
Schedule of unaudited pro forma condensed financial information [Abstract]
Net revenue, Reported	$ 477,922	$ 433,488	$ 1,422,154	$ 943,702
Net revenue, Proforma				1,369,761
Net loss, Reported	$ (689,989)	$ (315,057)	$ (6,176,126)	(2,932,828)
Net loss, Proforma				$ (3,001,178)
Loss per common share - basic and diluted, Reported (in Dollars per share)				$ (0.51)
Loss per common share - basic and diluted, Proforma (in Dollars per share)				$ (0.52)